                                                              CREDIT  ASSET
                                                              SUISSE  MANAGEMENT

CREDIT SUISSE FUNDS
Semiannual Report

CLASS A, B AND C SHARES

April 30, 2002
(Unaudited)

-    CREDIT SUISSE
     TAX EFFICIENT FUND

More complete information about the Fund, including charges and expenses, is provided in the Prospectus, which must precede or accompany this document and which should be read carefully before investing. You may obtain additional copies by calling 800-927-2874 or by writing to Credit Suisse Funds, P.O. Box 9030, Boston, MA 02205-9030.


Credit Suisse Asset Management Securities, Inc., Distributor, is located at
466 Lexington Ave., New York, NY 10017-3147. Credit Suisse Funds are advised by Credit Suisse Asset Management, LLC.

THE FUND'S INVESTMENT ADVISER AND CO-ADMINISTRATORS MAY WAIVE SOME FEES AND/OR REIMBURSE SOME EXPENSES, WITHOUT WHICH PERFORMANCE WOULD BE LOWER. WAIVERS AND/OR REIMBURSEMENTS ARE SUBJECT TO CHANGE.

RETURNS INCLUDE CHANGE IN SHARE PRICE AND REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. PAST PERFORMANCE CANNOT GUARANTEE FUTURE RESULTS. RETURNS AND SHARE PRICE WILL FLUCTUATE, AND REDEMPTION VALUE MAY BE MORE OR LESS THAN ORIGINAL COST.

THE VIEWS OF THE FUND'S MANAGEMENT ARE AS OF THE DATE OF THE LETTER AND THE PORTFOLIO HOLDINGS DESCRIBED IN THIS DOCUMENT ARE AS OF APRIL 30, 2002; THESE VIEWS AND PORTFOLIO HOLDINGS MAY HAVE CHANGED SUBSEQUENT TO THESE DATES. NOTHING IN THIS DOCUMENT IS A RECOMMENDATION TO PURCHASE OR SELL SECURITIES.

FUND SHARES ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF CREDIT SUISSE ASSET MANAGEMENT, LLC ("CSAM") OR ANY AFFILIATE, ARE NOT FDIC-INSURED AND ARE NOT GUARANTEED BY CSAM OR ANY AFFILIATE.

CREDIT SUISSE TAX EFFICIENT FUND
PORTFOLIO MANAGER'S LETTER
April 30, 2002
                                                                    May 28, 2002

Dear Shareholder:

    For the six months ended April 30, 2002, the Class A (without sales charge)(1), Class B (without contingent deferred sales charge)(1), and Class C (without contingent deferred sales charge)(1) shares of Credit Suisse Tax Efficient Fund(2) (the "Fund") had a return of 0.33%, -0.07%, and -0.07%, respectively vs. a gain of 2.31% for the S&P 500 Index.(3)

    The U.S. stock market had mixed results in the period, reflecting optimism over the economy countered by a lackluster profit backdrop. There were other restraining factors. The Federal Reserve, which had dramatically lowered interest rates in 2001, seemed poised to begin to raise rates this year. In addition, fears of accounting irregularities spread, intensifying investors' focus on the accounting methods used by even blue chip companies. In general, these two factors hampered stocks early in 2002, stalling the strong equity rally seen in late 2001. For the six months as a whole, value stocks outperformed growth stocks and smaller-cap shares fared better than their large-cap counterparts.

    Against this backdrop, the Fund had only a marginal gain, and lagged its benchmark. Stocks that hampered the Fund's return included specific industrial, technology and financial-services names. On the positive side, the Fund benefited from good stock selection in the health-care area. In addition, while the Fund's telecommunications holdings struggled, they fared somewhat better than the broader universe for telecom names.

    Looking ahead, we are generally optimistic that the economy should remain on a growth track, barring unsettling events such as a surge in energy costs or the outbreak of war in the Middle East or elsewhere. Although the precise path of economic and earnings recovery is unknown, we believe that it is more likely that stocks that suffered most over the past two years -- e.g., technology and telecom names -- could rally the most in any upturn. One factor that could aid technology and telecom in particular is the re-commitment to corporate capital expenditures; corporate purse strings should eventually begin to loosen, in order to fund many projects that have been on hold.

    As for Enron-type accounting issues, we view them as part of the typically difficult atmosphere encountered during the final stages of a recession. Most financial reporting is backward looking and reflects the lower revenues and weaker earnings of the U.S. recession many analysts believe is behind us. Our current opinion is that two points may help investors look ahead. First, the economy usually responds favorably to the monetary and fiscal stimulus now being applied to it. Second, over reasonable intervals corporate earnings are

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often (though not guaranteed to be) strongly positively correlated with economic activity. For our part, we will continue to focus on well-established companies with solid brand names, looking for stocks we judge to have the best long-term appreciation potential.


Hugh Neuburger
Portfolio Manager

  SUMMARY OF ANNUALIZED TOTAL RETURNS -- WITHOUT SALES CHARGE OR CDSC (4/30/02)

                                                                                     SINCE          INCEPTION
      CLASS                      ONE YEAR        FIVE YEAR        TEN YEAR         INCEPTION           DATE
----------------               -----------      -----------      ----------       -----------      -------------
Class A
  Return Before Taxes            (17.96%)         7.36%            10.03%             9.65%          12/15/1986
  Return After Taxes
    on Distributions             (17.96%)         6.40%             8.12%             7.71%
  Return After Taxes
    on Distributions and
    Sales of Funds Shares        (11.03%)         6.01%             7.67%             7.35%

Class B
  Return Before Taxes            (18.62%)         6.57%             N/A               8.50%           2/28/1996
  Return After Taxes
    on Distributions             (18.62%)         5.61%             N/A               7.22%
  Return After Taxes
    on Distributions and
    Sales of Funds Shares        (11.43%)         5.37%             N/A               6.80%

Class C
  Return Before Taxes            (18.57%)         N/A               N/A              (12.27%)         2/28/2000
  Return After Taxes
    on Distributions             (18.57%)         N/A               N/A              (12.65%)
  Return After Taxes
    on Distributions and
    Sales of Funds Shares        (11.40%)         N/A               N/A               (9.56%)

  SUMMARY OF ANNUALIZED TOTAL RETURNS -- WITH SALES CHARGE OR CDSC (4/30/02)

                                                                                     SINCE          INCEPTION
      CLASS                      ONE YEAR        FIVE YEAR        TEN YEAR         INCEPTION           DATE
----------------               -----------      -----------      ----------       -----------      -------------
Class A
  Return Before Taxes            (22.67%)           6.09%           9.38%             9.23%          12/15/1986
  Return After Taxes on
    Distributions                (22.67%)           5.14%           7.48%             7.29%
  Return After Taxes on
    Distributions and Sales
    of Funds Shares              (13.92%)           4.94%           7.10%             6.97%

Class B
  Return Before Taxes            (21.88%)           6.57%           N/A               8.50%           2/28/1996
  Return After Taxes on
    Distributions                (21.88%)           5.61%           N/A               7.22%
  Return After Taxes on
    Distributions and Sales
    of Funds Shares              (13.43%)           5.37%           N/A               6.80%

Class C
  Return Before Taxes            (19.39%)           N/A             N/A              (12.27%)         2/28/2000
  Return After Taxes on
    Distributions                (19.39%)           N/A             N/A              (12.65%)
  Return After Taxes on
    Distributions and Sales
    of Funds Shares              (11.90%)           N/A             N/A               (9.56%)

Class A shares have a maximum front-end sales charge of 5.75%.
Class B and Class C shares have a maximum contingent deferred sales charge of 4.00% and 1.00%, respectively.

--------------------------------

(1) Total return for Class A shares for the reporting period, based on offering price (with sales charge) was (5.41%). Total return for Class B shares for the reporting period, based on redemption value (including contingent deferred sales charge) was (4.07%). Total return for Class C shares for the reporting period, based on redemption value (including contingent deferred sales charge) was (1.07%).
(2) Name changed from Credit Suisse Warburg Pincus Blue Chip Fund to Credit Suisse Blue Chip Fund effective December 12, 2001. Effective June 3, 2002, the Fund's name was changed to Credit Suisse Tax Efficient Fund. The Fund's investment objective was changed to long-term capital appreciation ON AN AFTER-TAX BASIS. The Fund implemented an explicit investment strategy of seeking to reduce, though not eliminate, taxable distributions to shareholders. The investment adviser's attempts to manage the Fund in a tax efficient manner may hurt the Fund's performance on a pre-tax basis. Therefore, the Fund may be less attractive to persons who invest in the Fund through tax-advantaged vehicles, such as IRA's or 401(k) plans.
(3) The S&P 500 Index is an unmanaged index (with no defined investment objective) of common stocks, includes reinvestment of dividends, and is a registered trademark of McGraw-Hill Co., Inc. Investors cannot invest directly in an index.

CREDIT SUISSE TAX EFFICIENT FUND
SCHEDULE OF INVESTMENTS
April 30, 2002 (Unaudited)

                                                                                        NUMBER OF
                                                                                          SHARES          VALUE
                                                                                        ---------         ------
COMMON STOCKS (100.0%)
BANKS (8.6%)
     Bank of New York Company, Inc.                                                        39,600     $  1,448,964
     Bank One Corp.                                                                        76,500        3,126,555
     Citigroup, Inc.                                                                       86,700        3,754,110
     FleetBoston Financial Corp.                                                           47,500        1,676,750
     J.P. Morgan Chase & Co.                                                               49,300        1,730,430
                                                                                                      ------------
                                                                                                        11,736,809
                                                                                                      ------------
CHEMICALS (2.2%)
     Air Products & Chemicals, Inc.                                                        27,300        1,311,765
     Avery-Dennison Corp.                                                                  26,700        1,710,135
                                                                                                      ------------
                                                                                                         3,021,900
                                                                                                      ------------
COMPUTER HARDWARE & BUSINESS MACHINES (1.8%)
     Cisco Systems, Inc.(1)                                                               167,700        2,456,805
                                                                                                      ------------
COMPUTER SOFTWARE (7.0%)
     International Business Machines Corp.                                                 27,300        2,286,648
     Microsoft Corp.(1)                                                                    89,700        4,687,722
     Oracle Corp.(1)                                                                      115,800        1,162,632
     Siebel Systems, Inc.(1)                                                               42,700        1,032,913
     VERITAS Software Corp.(1)                                                             14,300          405,262
                                                                                                      ------------
                                                                                                         9,575,177
                                                                                                      ------------
DEPARTMENT STORES (6.9%)
     Target Corp.                                                                         103,200        4,504,680
     Wal-Mart Stores, Inc.                                                                 87,300        4,876,578
                                                                                                      ------------
                                                                                                         9,381,258
                                                                                                      ------------
DRUGS (8.0%)
     Amgen, Inc.(1)                                                                        59,400        3,141,072
     Pfizer, Inc.                                                                         115,180        4,186,793
     Wyeth Corp.                                                                           63,300        3,608,100
                                                                                                      ------------
                                                                                                        10,935,965
                                                                                                      ------------
ELECTRONIC EQUIPMENT (4.8%)
     General Dynamics Corp.                                                                46,700        4,534,103
     Motorola, Inc.                                                                        60,000          924,000
     Scientific-Atlanta, Inc.                                                              52,800        1,056,000
                                                                                                      ------------
                                                                                                         6,514,103
                                                                                                      ------------
ENERGY RESERVES & PRODUCTION (3.5%)
     Exxon Mobil Corp.                                                                    120,700        4,848,519
                                                                                                      ------------
ENTERTAINMENT (2.0%)
     Walt Disney Co.                                                                      119,600        2,772,328
                                                                                                      ------------

                See Accompanying Notes to Financial Statements.


                                                                                        NUMBER OF
                                                                                          SHARES          VALUE
                                                                                        ---------         ------
COMMON STOCKS (CONTINUED)
FINANCIAL SERVICES (8.9%)
     American Express Co.                                                                  52,831     $  2,166,599
     Capital One Financial Corp.                                                           14,600          874,394
     Freddie Mac                                                                           28,200        1,842,870
     General Electric Co.                                                                 163,500        5,158,425
     Marsh & McLennan Companies, Inc.                                                      21,100        2,132,788
                                                                                                      ------------
                                                                                                        12,175,076
                                                                                                      ------------
FOOD & BEVERAGE (4.7%)
     General Mills, Inc.                                                                   53,000        2,334,650
     PepsiCo, Inc.                                                                         25,500        1,323,450
     Sysco Corp.                                                                           93,300        2,706,633
                                                                                                      ------------
                                                                                                         6,364,733
                                                                                                      ------------
HOME PRODUCTS (4.3%)
     Colgate-Palmolive Co.                                                                 53,800        2,851,938
     Estee Lauder Companies, Inc. Class A                                                  33,700        1,218,255
     Procter & Gamble Co.                                                                  19,400        1,751,044
                                                                                                      ------------
                                                                                                         5,821,237
                                                                                                      ------------
INDUSTRIAL PARTS (0.9%)
     Tyco International, Ltd.                                                              67,300        1,241,685
                                                                                                      ------------
INFORMATION SERVICE (3.9%)
     AOL Time Warner, Inc.(1)                                                              66,050        1,256,271
     Electronic Data Systems Corp.                                                         22,000        1,193,720
     Omnicom Group, Inc.                                                                   32,200        2,809,128
                                                                                                      ------------
                                                                                                         5,259,119
                                                                                                      ------------
MEDIA (1.6%)
     Cablevision Systems Corp. Class A(1)                                                  17,600          413,600
     E.W. Scripps Co. Class A                                                              22,900        1,824,901
                                                                                                      ------------
                                                                                                         2,238,501
                                                                                                      ------------
MEDICAL PRODUCTS & SUPPLIES (6.1%)
     Baxter International, Inc.                                                            70,400        4,005,760
     Johnson & Johnson                                                                     68,600        4,380,796
                                                                                                      ------------
                                                                                                         8,386,556
                                                                                                      ------------
MINING & METALS (1.8%)
     Alcoa, Inc.                                                                           73,300        2,494,399
                                                                                                      ------------
OIL REFINING (3.7%)
     Chevron Texaco Corp.                                                                  34,215        2,966,783
     Conoco, Inc.                                                                          75,700        2,123,385
                                                                                                      ------------
                                                                                                         5,090,168
                                                                                                      ------------

                See Accompanying Notes to Financial Statements.


                                                                                        NUMBER OF
                                                                                          SHARES          VALUE
                                                                                        ---------         ------
COMMON STOCKS (CONTINUED)
PROPERTY & CASUALTY INSURANCE (5.2%)
     American International Group, Inc.                                                    21,475     $  1,484,352
     Hartford Financial Services, Inc.                                                     51,400        3,562,020
     St. Paul Company, Inc.                                                                42,200        2,101,982
                                                                                                      ------------
                                                                                                         7,148,354
                                                                                                      ------------
SECURITIES & ASSET MANAGEMENT (2.1%)
     Lehman Brothers Holdings, Inc.                                                        48,000        2,832,000
                                                                                                      ------------
SEMICONDUCTOR (4.8%)
     Analog Devices, Inc.(1)                                                               23,000          850,080
     Intel Corp.                                                                          117,000        3,347,370
     Texas Instruments, Inc.                                                               77,900        2,409,447
                                                                                                      ------------
                                                                                                         6,606,897
                                                                                                      ------------
SPECIALTY RETAIL (2.6%)
     CVS Corp.                                                                             62,900        2,105,892
     Home Depot, Inc.                                                                      30,400        1,409,648
                                                                                                      ------------
                                                                                                         3,515,540
                                                                                                      ------------
TELEPHONE (4.3%)
     BellSouth Corp.                                                                       49,300        1,496,255
     SBC Communications, Inc.                                                              57,200        1,776,632
     Sprint Corp. (FON Group)                                                              82,700        1,310,795
     Verizon Communications, Inc.                                                          31,700        1,271,487
                                                                                                      ------------
                                                                                                         5,855,169
                                                                                                      ------------
WIRELESS TELECOMMUNICATIONS (0.3%)
     Sprint Corp. (PCS Group)(1)                                                           32,600          365,446
                                                                                                      ------------

TOTAL COMMON STOCKS (Cost $111,118,760)                                                                136,637,744
                                                                                                      ------------

TOTAL INVESTMENTS AT VALUE (100.0%) (Cost $111,118,760(2))                                             136,637,744

LIABILITIES IN EXCESS OF OTHER ASSETS (0.0%)                                                                (7,247)
                                                                                                      ------------

NET ASSETS (100.0%)                                                                                   $136,630,497
                                                                                                      ============

---------------------
(1) Non-income producing security.

(2) Also cost for federal income tax purposes.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE TAX EFFICIENT FUND
STATEMENT OF ASSETS AND LIABILITIES
April 30, 2002 (Unaudited)

ASSETS
     Investments at value (Cost $111,118,760)                                                       $136,637,744
     Dividend and interest receivable                                                                    117,163
     Receivable for fund shares sold                                                                       2,725
     Prepaid expenses and other assets                                                                    54,994
                                                                                                    ------------
       Total Assets                                                                                  136,812,626
                                                                                                    ------------
LIABILITIES
     Advisory fee payable                                                                                 37,887
     Administrative services fee payable                                                                  20,729
     Distribution fee payable                                                                             53,926
     Other accrued expenses payable                                                                       69,587
                                                                                                    ------------
       Total Liabilities                                                                                 182,129
                                                                                                    ------------
NET ASSETS
     Capital stock, $0.001 par value                                                                       9,104
     Paid-in capital                                                                                 121,364,565
     Accumulated undistributed net investment income                                                       1,235
     Accumulated net realized loss from investments                                                  (10,263,391)
     Net unrealized appreciation from investments                                                     25,518,984
                                                                                                    ------------
       Net Assets                                                                                   $136,630,497
                                                                                                    ============
COMMON SHARES
     Net assets                                                                                     $  1,565,085
     Shares outstanding                                                                                  103,055
                                                                                                    ------------
     Net asset value, offering price and redemption price per share                                       $15.19
                                                                                                          ======
A SHARES
     Net assets                                                                                     $ 97,507,990
     Shares outstanding                                                                                6,412,426
                                                                                                    ------------
     Net asset value and redemption price per share                                                       $15.21
                                                                                                          ======
     Maximum offering price per share
       (net asset value/(1-5.75%))                                                                        $16.14
                                                                                                          ======
B SHARES
     Net assets                                                                                     $ 33,420,044
     Shares outstanding                                                                                2,303,075
                                                                                                    ------------
     Net asset value and offering price per share                                                         $14.51
                                                                                                          ======
C SHARES
     Net assets                                                                                     $  4,137,378
     Shares outstanding                                                                                  285,169
                                                                                                    ------------
     Net asset value and offering price per share                                                         $14.51
                                                                                                          ======

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE TAX EFFICIENT FUND
STATEMENT OF OPERATIONS
For the Six Months Ended April 30, 2002 (Unaudited)

INVESTMENT INCOME
     Dividends                                                                                       $ 1,018,675
     Interest                                                                                              4,950
                                                                                                     -----------
       Total investment income                                                                         1,023,625
                                                                                                     -----------
EXPENSES
     Investment advisory fees                                                                            530,802
     Administrative services fees                                                                        143,568
     Shareholder servicing/Distribution fees                                                             338,915
     Transfer agent fees                                                                                  78,240
     Printing fees                                                                                        42,871
     Registration fees                                                                                    31,922
     Legal fees                                                                                           25,574
     Insurance expense                                                                                     8,848
     Custodian fees                                                                                        8,569
     Audit fees                                                                                            8,281
     Trustees fees                                                                                         2,737
     Interest expense                                                                                        789
     Miscellaneous expense                                                                                 4,180
                                                                                                     -----------
       Total expenses                                                                                  1,225,296
     Less: fees waived                                                                                  (202,906)
                                                                                                     -----------
       Net expenses                                                                                    1,022,390
                                                                                                     -----------
          Net investment income                                                                            1,235
                                                                                                     -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS
     Net realized loss from investments                                                               (8,827,407)
     Net change in unrealized appreciation (depreciation) from investments                            10,439,710
                                                                                                     -----------
     Net realized and unrealized gain from investments                                                 1,612,303
                                                                                                     -----------
     Net increase in net assets resulting from operations                                            $ 1,613,538
                                                                                                     ===========

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE TAX EFFICIENT FUND
STATEMENTS OF CHANGES IN NET ASSETS


                                                                             FOR THE SIX MONTHS
                                                                                     ENDED          FOR THE YEAR
                                                                                APRIL 30, 2002          ENDED
                                                                                 (UNAUDITED)      OCTOBER 31, 2001
                                                                             -------------------  ----------------
FROM OPERATIONS
  Net investment income (loss)                                                  $      1,235         $   (219,659)
  Net loss on investments                                                         (8,827,407)          (1,435,984)
  Net change in unrealized appreciation (depreciation)
    from investments                                                              10,439,710          (70,206,724)
                                                                                ------------         ------------
    Net increase (decrease) in net assets resulting from operations                1,613,538          (71,862,367)
                                                                                ------------         ------------
FROM DISTRIBUTIONS
  Distributions from net realized gains
    Common Class shares                                                                   --              (45,256)
    Class A shares                                                                        --           (6,746,718)
    Class B shares                                                                        --           (2,198,411)
    Class C shares                                                                        --             (193,467)
    Class D shares                                                                        --             (979,745)
                                                                                ------------         ------------
    Net decrease in net assets from distributions                                         --          (10,163,597)
                                                                                ------------         ------------
FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from sale of shares                                                     6,424,359           47,862,404
  Reinvestment of distributions                                                           --            9,175,334
  Net asset value of shares redeemed                                             (35,113,850)         (49,927,330)
                                                                                ------------         ------------
    Net increase (decrease) in net assets from capital
      share transactions                                                         (28,689,491)           7,110,408
                                                                                ------------         ------------
  Net decrease in net assets                                                     (27,075,953)         (74,915,556)
NET ASSETS
  Beginning of period                                                            163,706,450          238,622,006
                                                                                ------------         ------------
  End of period                                                                 $136,630,497         $163,706,450
                                                                                ============         ============
ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME                                 $      1,235         $         --
                                                                                ============         ============

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE TAX EFFICIENT FUND
FINANCIAL HIGHLIGHTS
(For a Class A Share of the Fund Outstanding Throughout Each Period)

                                            FOR THE SIX
                                            MONTHS ENDED               FOR THE YEAR ENDED OCTOBER 31,
                                           APRIL 30, 2002    -------------------------------------------------------
                                             (UNAUDITED)        2001        2000        1999         1998      1997
                                           --------------    --------    --------     -------      -------   -------
PER SHARE DATA
   Net asset value, beginning of period        $ 15.16       $  22.54    $  21.27     $ 16.52      $ 14.56   $ 12.69
                                               -------       --------    --------     -------      -------   -------
INVESTMENT OPERATIONS
   Net investment income (loss)                   0.01            0.01(1)   (0.04)(1)   (0.03)(1)    --         0.03
   Net gain (loss) on investments
     (both realized and unrealized)               0.04          (6.44)       2.92        5.04         2.88      3.07
                                               -------       --------    --------     -------      -------   -------
       Total from investment operations           0.05          (6.43)       2.88        5.01         2.88      3.10
                                               -------       --------    --------     -------      -------   -------
LESS DIVIDENDS AND DISTRIBUTIONS
   Dividends from net investment income             --             --          --          --        (0.02)    (0.05)
   Distributions from net realized gains            --          (0.95)      (1.61)      (0.26)       (0.90)    (1.18)
                                               -------       --------    --------     -------      -------   -------
       Total dividends and distributions            --          (0.95)      (1.61)      (0.26)       (0.92)    (1.23)
                                               -------       --------    --------     -------      -------   -------
NET ASSET VALUE, END OF PERIOD                 $ 15.21       $  15.16    $  22.54     $ 21.27      $ 16.52   $ 14.56
                                               =======       ========    ========     =======      =======   =======
       Total return(2)                            0.33%(3)     (29.56)%     14.39%      30.77%       21.00%    26.48%
RATIOS AND SUPPLEMENTAL DATA
   Net assets, end of period (000s omitted)    $97,508       $102,935    $159,945    $135,677      $97,078   $82,926
     Ratio of expenses to average net assets      1.09%(4)       1.10%       1.14%       1.23%        1.29%     1.36%
     Ratio of net investment income (loss) to
       average net assets                         0.16%(4)       0.04%      (0.19)%     (0.16)%      (0.02)%    0.21%
     Decrease reflected in above operating
       expense ratios due to
       waivers/reimbursements                     0.25%(4)       0.11%         --          --           --        --
   Portfolio turnover rate                          12%            17%         26%         35%          21%       41%

--------------------------------------------------------------------------------

(1) Per share information is calculated using the average share outstanding method.

(2) Total return does not consider the effects of sales charges.

(3) Non-annualized.

(4) Annualized.

      See Accompanying Notes to Financial Statements.

CREDIT SUISSE TAX EFFICIENT FUND
FINANCIAL HIGHLIGHTS
(For a Class B Share of the Fund Outstanding Throughout Each Period)

                                            FOR THE SIX
                                            MONTHS ENDED               FOR THE YEAR ENDED OCTOBER 31,
                                           APRIL 30, 2002    -------------------------------------------------------
                                             (UNAUDITED)        2001        2000        1999         1998      1997
                                           --------------    --------    --------     -------      -------   -------
PER SHARE DATA
   Net asset value, beginning of period        $ 14.52        $ 21.79     $ 20.75     $ 16.25      $ 14.41   $ 12.63
                                               -------        -------     -------     -------      -------   -------
INVESTMENT OPERATIONS
   Net investment loss                           (0.05)         (0.12)(1)   (0.20)(1)   (0.17)(1)    (0.12)(1) (0.03)
   Net gain (loss) on investments
     (both realized and unrealized)               0.04          (6.20)       2.85        4.93         2.86      3.02
                                               -------        -------     -------     -------      -------   -------
       Total from investment operations          (0.01)         (6.32)       2.65        4.76         2.74      2.99
                                               -------        -------     -------     -------      -------   -------
LESS DIVIDENDS AND DISTRIBUTIONS
   Dividends from net investment income             --             --          --          --           --     (0.03)
   Distributions from net realized gains            --          (0.95)      (1.61)      (0.26)       (0.90)    (1.18)
                                               -------        -------     -------     -------      -------   -------
       Total dividends and distributions            --          (0.95)      (1.61)      (0.26)       (0.90)    (1.21)
                                               -------        -------     -------     -------      -------   -------
NET ASSET VALUE, END OF PERIOD                 $ 14.51        $ 14.52     $ 21.79     $ 20.75      $ 16.25   $ 14.41
                                               =======        =======     =======     =======      =======   =======
       Total return(2)                           (0.07)%(3)    (30.10)%     13.58%      29.73%       20.20%    25.66%
RATIOS AND SUPPLEMENTAL DATA
   Net assets, end of period (000s omitted)    $33,420        $35,270     $50,233     $32,783      $17,438   $10,378
     Ratio of expenses to average net assets      1.84%(4)       1.85%       1.85%       1.93%        1.99%     2.06%
     Ratio of net investment loss to
       average net assets                        (0.59)%(4)     (0.71)%     (0.91)%     (0.86)%      (0.72)%   (0.51)%
     Decrease reflected in above operating
       expense ratios due to
       waivers/reimbursements                     0.25%(4)       0.11%         --          --           --        --
   Portfolio turnover rate                          12%            17%         26%         35%          21%       41%

--------------------------------------------------------------------------------

(1) Per share information is calculated using the average share outstanding method.

(2) Total return does not consider the effects of contingent deferred sales charges.

(3) Non-annualized.

(4) Annualized.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE TAX EFFICIENT FUND
FINANCIAL HIGHLIGHTS
(For a Class C Share of the Fund Outstanding Throughout Each Period)


                                                          FOR THE SIX                   FOR THE YEAR ENDED
                                                           MONTHS ENDED                      OCTOBER 31,
                                                         APRIL 30, 2002            -----------------------------
                                                           (UNAUDITED)               2001                2000(1)
                                                         --------------            -------               -------
PER SHARE DATA
   Net asset value, beginning of period                       $14.52                $21.79                $20.01
                                                              ------                ------                ------
INVESTMENT OPERATIONS
   Net investment loss                                         (0.05)                (0.12)(2)             (0.17)(2)
   Net gain (loss) on investments
     (both realized and unrealized)                             0.04                 (6.20)                 1.95
                                                              ------                ------                ------
       Total from investment operations                        (0.01)                (6.32)                 1.78
                                                              ------                ------                ------
LESS DISTRIBUTIONS
   Distributions from net realized gains                          --                 (0.95)                   --
                                                              ------                ------                ------
Net asset value, end of period                                $14.51                $14.52                $21.79
                                                              ======                ======                ======
       Total return3                                           (0.07)%(4)           (30.10)%                8.90%
RATIOS AND SUPPLEMENTAL DATA
   Net assets, end of period (000s omitted)                   $4,137                $4,220                $4,412
     Ratio of expenses to average net assets                    1.84%(5)              1.85%                 1.32%(5)
     Ratio of net investment loss to average net assets        (0.59)%(5)            (0.71)%               (0.91)%(5)
     Decrease reflected in above operating expense
       ratios due to waivers/reimbursements                     0.25%(5)              0.11%                   --
   Portfolio turnover rate                                        12%                   17%                   26%

--------------------------------------------------------------------------------

(1) For the period February 28, 2000 (inception date) through October 31, 2000.

(2) Per share information is calculated using the average shares outstanding method.

(3) Total return does not consider the effects of contingent deferred sales charges.

(4) Non-annualized.

(5) Annualized.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE TAX EFFICIENT FUND
NOTES TO FINANCIAL STATEMENTS
April 30, 2002 (Unaudited)

NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

    Credit Suisse Tax Efficient Fund, formerly the Credit Suisse Blue Chip Fund (the "Fund"), a portfolio of the Credit Suisse Capital Funds, a Massachusetts Business Trust, is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company that seeks long-term capital appreciation.

    Effective June 3, 2002, the Fund changed its legal name from Credit Suisse Blue Chip Fund to Credit Suisse Tax Efficient Fund and changed it's investment objective to a long-term capital appreciation on an AFTER-TAX BASIS.

    The Fund offers Class A, Class B, Class C, and Common Class shares. Each class of shares in the Fund represents an equal pro rata interest in the Fund, except that they bear different expenses which reflect the difference in the range of services provided to them. Effective December 12, 2001, Common Class shares closed to new investments, except for reinvestments of dividends. Common Class shareholders as of the close of business December 12, 2001 may continue to hold Common Class shares but will be unable to add to their accounts. Although no further shares can be purchased, shareholders can redeem their Common Class shares through any available method. Effective March 21, 2002, the Class D shares closed. Common Class shares bear expenses paid pursuant to a shareholder servicing and distribution plan at an annual rate of .25% of the average daily net asset value of the Fund's Common Class shares. Class A shares are sold subject to a front-end sales charge of up to 5.75% and bear expenses paid pursuant to shareholder servicing and distribution plan at an annual rate of ..25% of the average daily net asset value of the Fund's Class A shares. Class B shares are sold subject to a contingent deferred sales charge which declines from 4% to zero depending on the period of time the shares are held and bear expenses paid pursuant to a shareholder servicing and distribution plan at an annual rate of 1.00% of the average daily net asset value of the Fund's Class B shares. Class C shares are sold subject to a contingent deferred sales charge of 1% if redeemed within the first year of purchase and bear expenses paid pursuant to a shareholder servicing and distribution plan at an annual rate of 1.00% of the average daily net asset value of the Fund's Class C shares. Results for Common Class shares are contained in a separate book.

    A) SECURITY VALUATION -- The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. The Fund's investments are valued at market value, which is generally determined using the last reported sales price. If no sales are reported, investments are generally valued at the last reported bid price and if there is no bid price available, at the most recent ask price. Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service which may use a matrix, formula or other objective method that takes into consideration market indices, matrices, yield curves and other specific adjustments. If market quotations are not readily available, securities and other assets are valued by another method that the Board of Trustees believes accurately reflects fair value. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, unless the Board determines that using this method would not reflect an investment's value.

    B) FOREIGN CURRENCY TRANSACTIONS -- The books and records of the Fund are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the current prevailing exchange rates. All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the current exchange rate at the end of the period. Translation gains or losses resulting from changes in the exchange rate during the reporting period and realized gains and losses on the settlement of foreign currency transactions are reported in the results of operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments in equity securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of equity securities. The Fund isolates that portion of realized gains and losses on investments in debt securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of debt securities.

    C) SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Income, expenses (excluding class-specific expenses, principal distribution and shareholder servicing fees) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of outstanding shares of that class. The cost of investments sold is determined by use of the specific identfication method for both financial reporting and income tax purposes.

    D) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income and distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryover, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America ("GAAP").

    E) FEDERAL INCOME TAXES -- No provision is made for federal taxes as it is the Fund's intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from federal income and excise taxes.

    F) USE OF ESTIMATES -- The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

    G) SHORT-TERM INVESTMENTS -- The Fund, together with other funds advised by Credit Suisse Asset Management, LLC ("CSAM") an indirect, wholly-owned subsidiary of Credit Suisse Group, pool available cash into a short-term time deposit issued by State Street Bank & Trust, the Fund's custodian. The short-term time deposit is a variable rate account classified as a short-term investment.

    H) SECURITIES LENDING -- Loans of securities are required at all times to be secured by collateral at least equal to 102% of the market value of domestic securities on loan including any accrued interest thereon and 105% of the market value of foreign securities on loan including any accrued interest thereon. Cash collateral received by the Fund in connection with securities lending activity is invested in the AIM Institutional Funds - Liquid Asset Portfolio. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Fund had no securities out on loan during the six months ended April 30, 2002.

    Credit Suisse First Boston ("CSFB"), an affiliate of CSAM, has been engaged by the Fund to act as the Fund's securities lending agent. Pending receipt of an exemption from the Securities and Exchange Commission ("SEC"), CSFB has agreed to charge the Fund fees for its securities lending activities equal to its costs in providing services as securities lending agent. CSFB also has voluntarily agreed to waive its fees for the securities lending agent services that it provides. CSFB may discontinue its voluntary fee waivers at any time.

NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

    CSAM serves as investment adviser for the Fund. For its investment advisory services, CSAM is entitled to receive a fee from the Fund based on the following fee structure:

              AVERAGE DAILY NET ASSETS                                          ANNUAL RATE
              ------------------------                           --------------------------------
              First $100 million                                 .75% of average daily net assets
              Over $100 million                                  .50% of average daily net assets

    For the six months ended April 30, 2002, investment advisory fees earned and voluntarily waived were $530,802 and $202,906, respectively.

    Credit Suisse Asset Management Securities, Inc. ("CSAMSI"), an affiliate of CSAM, and PFPC, Inc. ("PFPC"), an indirect, wholly-owned subsidiary of PNC Financial Services Group, serve as co-administrators to the Fund. For its administrative services, CSAMSI currently receives a fee calculated at an annual rate of .10% of the Fund's average daily net assets. For the six months ended April 30, 2002, administrative services fees earned by CSAMSI were $81,366.

    For its administrative services, PFPC is entitled to receive a fee, exclusive of out-of-pocket expenses, based on the following fee structure:

              AVERAGE DAILY NET ASSETS                                          ANNUAL RATE
              ------------------------                           ---------------------------------
              First $500 million                                 .075% of average daily net assets
              Next $1 billion                                    .065% of average daily net assets
              Over $1.5 billion                                  .055% of average daily net assets

    For the six months ended April 30, 2002, the administrative service fees earned by PFPC (including out-of-pocket expenses) were $62,202.

    At its meeting held on February 12, 2002 the Board of Trustees adopted a resolution to approve a Co-Administrator Agreement between the Fund and State Street Bank and Trust Company ("SSB") to replace PFPC effective mid 2002.

    In addition to serving as the Fund's co-administrator, CSAMSI currently serves as distributor of the Fund's shares. Pursuant to a distribution plan adopted by the Fund pursuant to Rule 12b-1 under the 1940 Act, CSAMSI receives a fee for its distribution services. This fee is calculated at an annual rate of ..25% of the average daily net assets of the Common and Class A shares. For the Class B and Class C shares of the Fund, the fee is calculated at an annual rate of 1.00% of average daily net assets of Class B and Class C shares of the Fund. For the six months ended April 30, 2002, shareholder servicing and distribution fees paid to CSAMSI were as follows:

                                                  SHAREHOLDER SERVICING/
              FUND                                   DISTRIBUTION FEE
              ----                                ----------------------
              Common Class                                $2,093
              Class A                                    133,024
              Class B                                    181,936
              Class C                                     21,862

    Certain brokers, dealers and financial representatives provide transfer agent related services to the Fund, and receive compensation from CSAM. CSAM is then reimbursed by the Fund. For the six months ended April 30, 2002, the Fund reimbursed CSAM $2,036 which is included in the Fund's transfer agent expense.

    For the six months ended April 30, 2002, CSAMSI and its affiliates advised the Fund that it retained $17,648 from commissions earned on the sales of the Fund's shares.

    Merrill Corporation ("Merrill"), an affiliate of CSAM, has been engaged by the Fund to provide certain financial printing services. For the six months ended April 30, 2002, Merrill was paid $24,416 for its services to the Fund.


NOTE 3. LINE OF CREDIT

    Through June 18, 2002, the Fund, together with other funds advised by CSAM (collectively, the "Participating Funds"), participated in a $200 million committed, unsecured line of credit facility ("Prior Credit Facility") with Deutsche Bank, A.G. as administrative agent, State Street Bank and Trust Company as operations agent, BNP Paribas as syndication agent and certain other lenders, for temporary or emergency purposes primarily relating to unanticipated Participating Funds' share redemptions. Under the terms of the Prior Credit Facility, the Participating Funds pay an aggregate commitment fee at a rate of ..10% per annum on the average unused amount of the Prior Credit Facility, which is allocated among the Participating Funds in such a manner as was determined by the governing Boards of the Participating Funds. In addition, the Participating Funds paid interest on borrowings at the Federal funds rate plus .50%. For the six months ended April 30, 2002, the Fund had no borrowings under the Prior Credit Facility.

    Effective June 19, 2002, the Participating Funds, together with additional funds advised by CSAM (collectively with the Participating Funds, the "New Participating Funds"), established a new $150 million committed, unsecured, line of credit facility (the "New Credit Facility") with Deutsche Bank, A.G. as administrative agent and syndication agent and State Street Bank and Trust Company as operations agent for the same purposes as the Prior Credit Facility. Terms of the New Credit Facility remain the same as the Prior Credit Facility. The commitment fee rate and interest paid is unchanged.

NOTE 4. PURCHASES AND SALES OF SECURITIES
    For the six months ended April 30, 2002, purchases and sales of investment securities (excluding short-term investments) were $18,855,585 and $28,694,998, respectively.
    At April 30, 2002, the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and net unrealized appreciation (based on cost for federal income tax purposes) were $36,364,012, $10,845,028 and $25,518,984, respectively.

NOTE 5. CAPITAL SHARE TRANSACTIONS
    The Fund is authorized to issue an unlimited number of full and fractional shares of beneficial interest, $.001 par value per share, of which an unlimited number of shares are classified as the Common Class and an unlimited number of shares are classified as the Class A, Class B, Class C, and Class D. Transactions in capital shares for each class of the Fund were as follows:

                                                         COMMON CLASS
                              -----------------------------------------------------------------
                               FOR THE SIX MONTHS ENDED                 FOR THE YEAR ENDED
                              APRIL 30, 2002 (UNAUDITED)                 OCTOBER 31, 2001
                              --------------------------             --------------------------
                               SHARES            VALUE                 SHARES            VALUE
                              -------        ----------              --------       -----------
Shares sold                    28,530        $  465,264               101,032       $ 1,850,217
Shares redeemed               (17,570)         (285,060)              (53,369)         (945,022)
                              -------        ----------              --------       -----------
Net increase                   10,960        $  180,204                47,663       $   905,195
                              =======        ==========              ========       ===========


                                                                          CLASS A
                                             --------------------------------------------------------------------
                                                 FOR THE SIX MONTHS ENDED                 FOR THE YEAR ENDED
                                                APRIL 30, 2002 (UNAUDITED)                 OCTOBER 31, 2001
                                             ----------------------------          ------------------------------
                                                 SHARES           VALUE                 SHARES           VALUE
                                             ----------     -------------          ------------     -------------
Shares sold                                     104,272     $   1,700,440             1,330,395     $  25,120,402
Shares issued in reinvestment
  of distributions                                   --                --               294,847         5,926,737
Shares redeemed                                (479,993)       (7,789,679)           (1,933,690)      (35,349,700)
                                             ----------     -------------          ------------     -------------
Net decrease                                   (375,721)    $  (6,089,239)             (308,448)    $  (4,302,561)
                                             ==========     =============          ============     =============

                                                                          CLASS B
                                             --------------------------------------------------------------------
                                                 FOR THE SIX MONTHS ENDED                 FOR THE YEAR ENDED
                                                APRIL 30, 2002 (UNAUDITED)                 OCTOBER 31, 2001
                                             ----------------------------          ------------------------------
                                                 SHARES           VALUE                 SHARES           VALUE
                                             ----------     -------------          ------------     -------------
Shares sold                                      92,505     $   1,447,529               424,643     $   7,657,841
Shares issued in reinvestment
  of distributions                                   --                --               107,733         2,090,013
Shares redeemed                                (217,641)       (3,378,171)             (409,177)       (6,955,498)
                                             ----------     -------------          ------------     -------------
Net increase (decrease)                        (125,136)    $  (1,930,642)              123,199     $   2,792,356
                                             ==========     =============          ============     =============


                                                                          CLASS C
                                             --------------------------------------------------------------------
                                                 FOR THE SIX MONTHS ENDED                 FOR THE YEAR ENDED
                                                APRIL 30, 2002 (UNAUDITED)                 OCTOBER 31, 2001
                                             ----------------------------          ------------------------------
                                                 SHARES           VALUE                 SHARES           VALUE
                                             ----------     -------------          ------------     -------------
Shares sold                                      71,749     $   1,122,214               149,314     $   2,610,492
Shares issued in reinvestment
  of distributions                                   --                --                 9,218           178,839
Shares redeemed                                 (77,195)       (1,198,978)              (70,397)       (1,156,811)
                                             ----------     -------------          ------------     -------------
Net increase (decrease)                          (5,446)    $     (76,764)               88,135     $   1,632,520
                                             ==========     =============          ============     =============


                                                                          CLASS D
                                             --------------------------------------------------------------------
                                                FOR THE SIX MONTHS ENDED                 FOR THE YEAR ENDED
                                               APRIL 30, 2002 (UNAUDITED)                 OCTOBER 31, 2001
                                             ----------------------------          ------------------------------
                                                 SHARES           VALUE                 SHARES           VALUE
                                             ----------     -------------          ------------     -------------
Shares sold                                     103,477     $   1,688,912               529,136     $  10,623,453
Shares issued in reinvestment
  of distributions                                   --                --                48,574           979,745
Shares redeemed                              (1,407,894)      (22,461,962)             (292,116)       (5,520,300)
                                             ----------     -------------          ------------     -------------
Net increase (decrease)                      (1,304,417)    $ (20,773,050)              285,594     $   6,082,898
                                             ==========     =============          ============     =============

CREDIT SUISSE TAX EFFICIENT FUND
SHAREHOLDER MEETING RESULTS (UNAUDITED)

    At a special meeting of shareholders held on May 3, 2002, the following proposal was submitted for the vote of shareholders of the Fund. The proposal and voting results were:

    To approve a change to the Fund's current investment objective to long-term capital appreciation on an after-tax basis:

                                                % OF TOTAL               % OF TOTAL
                              SHARES        SHARES OUTSTANDING          SHARES VOTED
                            ---------       ------------------          ------------
   For                      4,460,884              48.17%                  87.47%
   Against                    489,452               5.29%                   9.59%
   Abstain                    149,741               1.62%                   2.94%

P.O. BOX 9030, BOSTON, MA 02205-9030                    CREDIT  ASSET
800-927-2874 - www.CreditSuisseFunds.com                SUISSE  MANAGEMENT


CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR.
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